Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2014
Collection Period Start	18-Jun-14	Distribution Date	15-Jul-14
Collection Period End	30-Jun-14	30/360 Days	27
Beg. of Interest Period	18-Jun-14	Actual/360 Days	27
End of Interest Period	15-Jul-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	1,011,912,858.76	994,867,377.54	0.9831552
Total Securities		1,011,912,858.76	1,011,912,858.76	994,867,377.54	0.9831552
Class A-1 Notes	0.180000%	128,000,000.00	128,000,000.00	110,954,518.78	0.8668322
Class A-2a Notes	0.480000%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-2b Notes	0.314000%	182,500,000.00	182,500,000.00	182,500,000.00	1.0000000
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	17,045,481.22	17,280.00	133.1678220	0.1350000
Class A-2a Notes	0.00	65,700.00	0.0000000	0.3600000
Class A-2b Notes	0.00	42,978.75	0.0000000	0.2355000
Class A-3 Notes	0.00	145,200.00	0.0000000	0.6000000
Class A-4 Notes	0.00	89,700.00	0.0000000	0.7800000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	17,045,481.22	360,858.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,051,479.22
Monthly Interest				3,811,677.74
Total Monthly Payments				16,863,156.96

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,214,940.94
Aggregate Sales Proceeds Advance				465,023.32
Total Advances				1,679,964.26

Vehicle Disposition Proceeds:
Reallocation Payments				193,100.50
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,294,204.35
Excess Wear and Tear and Excess Mileage				3,428.34
Remaining Payoffs				0.00
Net Insurance Proceeds				548,948.65
Residual Value Surplus				8,815.00
Total Collections				24,591,618.06

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	164,183.50			11
Involuntary Repossession	-			-
Voluntary Repossession	28,917.00			2
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		545,953.34		24
Customer Payoff			38,647.15	2
Grounding Dealer Payoff			3,655,177.20	133
Dealer Purchase			1,568,539.41	58
Total	193,100.50	545,953.34	5,262,363.76	230

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,572	1,164,560,032.10	7.00000%	1,011,912,858.76
Total Depreciation Received		(14,419,852.40)		(11,270,484.81)
Principal Amount of Gross Losses	(28)	(672,056.25)		(579,809.12)
Repurchase / Reallocation	-	-		-
Early Terminations	(10)	(285,195.64)		(246,244.43)
Scheduled Terminations	(214)	(5,590,769.11)		(4,948,942.86)
Pool Balance - End of Period	43,320	1,143,592,158.70		994,867,377.54

Remaining Pool Balance
Lease Payment				385,709,722.29
Residual Value				609,157,655.25
Total				994,867,377.54

III. DISTRIBUTIONS

Total Collections					24,591,618.06
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					24,591,618.06

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					843,260.72
Servicing Fee Paid					843,260.72
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					843,260.72

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					17,280.00

Class A-1 Notes Monthly Interest Paid					17,280.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					65,700.00

Class A-2 Notes Monthly Interest Paid					65,700.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					42,978.75

Class A-2 Notes Monthly Interest Paid					42,978.75
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					145,200.00

Class A-3 Notes Monthly Interest Paid					145,200.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	89,700.00

Class A-4 Notes Monthly Interest Paid	89,700.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	360,858.75
Total Note and Certificate Monthly Interest Paid	360,858.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,387,498.59

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	17,045,481.22

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	17,045,481.22
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,342,017.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,059,564.29
Required Reserve Account Amount		15,178,692.88
Beginning Reserve Account Balance		5,059,564.29
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		5,059,564.29
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,342,017.37
Gross Reserve Account Balance		11,401,581.66
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		11,401,581.66

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.33
Monthly Prepayment Speed		64%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	577,865.65
Securitization Value of Defaulted Receivables and Casualty Receivables	579,809.12	28
Aggregate Defaulted and Casualty Gain (Loss)	(1,943.47)
Pool Balance at Beginning of Collection Period	1,011,912,858.76
Net Loss Ratio	-0.0002%

Cumulative Net Losses for all Periods	0.0002%	1,943.47

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,811,295.20	121
61-90 Days Delinquent	21,510.41	1
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,832,805.61	122
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	164,183.50	11
Securitization Value	212,685.93
Aggregate Residual Gain (Loss)	(48,502.43)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	164,183.50	11
Cumulative Securitization Value	212,685.93
Cumulative Residual Gain (Loss)	(48,502.43)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		465,023.32
Ending Balance of Residual Advance		465,023.32

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		1,214,940.94
Ending Balance of Payment Advance		1,214,940.94

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No